Property And Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
8	PROPERTY AND EQUIPMENT, NET
Property and equipment consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Machinery and laboratory equipment	231,289	265,476	38,490
Vehicles	2,812	2,808	407
Furniture and tools	15,723	19,031	2,759
Electronic equipment	48,068	51,774	7,507
Leasehold improvements	161,037	187,379	27,167
Construction in progress	27,555	2,659	386

	486,484	529,127	76,716
Accumulated depreciation	(161,046)	(277,298)	(40,204)

	325,438	251,829	36,512

Depreciation expenses recognized for the years ended December 31, 2020, 2021 and 2022 were RMB32,457, RMB44,604 and RMB120,747 (US$17,506), respectively.